Investment Objectives and Goals	Jul. 02, 2025
Beacon Tactical Risk ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Beacon Tactical Risk ETF (the “Tactical Risk Fund”) is to seek to provide long-term capital appreciation.
Beacon Selective Risk ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Beacon Selective Risk ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Beacon Selective Risk ETF (the “Selective Risk Fund”) is to seek to provide long-term capital appreciation.